Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Roll Forward]
Defined benefit obligations at the beginning of the year	$ 1,384,071,648
Current Service cost	18,446,170	$ 41,135,899
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	(150,264,079)	(266,985,561)
Change in demographic assumptions	2,403,864	44,085,779
For experience during the year	16,188,726	2,581,184
Defined benefit liabilities at end of year	1,306,886,675	$ 1,384,071,648
Net actuarial gains recognized in other comprehensive income	$ (123,385,417)
Actuarial assumption of discount rates
Actuarial losses (gains) in other comprehensive results due to:
Percentage of increase in the assumed variation rate	9.39%	8.46%
Plan Assets
Disclosure of defined benefit plans [Roll Forward]
Defined benefit obligations at the beginning of the year	$ 1,373,548,493	$ 1,519,084,202
Current Service cost	17,582,708	21,151,945
Past service costs	524	34,573
Actuarial losses (gains) in other comprehensive results due to:
Defined benefit liabilities at end of year	1,297,920,118	1,373,548,493
Plan assets at the beginning of year	2,289,697	2,438,724
Return on plan assets	253,721	294,713
Payments by the pension fund	(68,534,502)	(64,623,601)
Company contributions to the fund	68,410,838	64,127,697
Actuarial (gains) losses in plan assets	(121,876)	52,164
Adjustment to the Defined Contribution Plan	(64,388)	0
Pension plan assets at the end of year	2,233,490	2,289,697
Changes in the liability for defined benefits
Disclosure of defined benefit plans [Roll Forward]
Defined benefit obligations at the beginning of the year	1,371,307,692	1,516,671,029
Past service costs	524	34,573
Net interest	112,552,382	104,524,369
Liquidation Event Loss	1,971	49,032
Defined benefits paid by the fund	(6,673,574)	(6,608,749)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions	(150,264,079)	(266,985,561)
Change in demographic assumptions	2,403,864	44,085,779
For experience during the year	16,188,726	2,581,184
Assets of the plan during the year	277,256	(52,166)
Contributions paid to the fund	(68,475,296)	(64,127,697)
Defined benefit liabilities at end of year	$ 1,295,765,636	$ 1,371,307,692